T. ROWE PRICE California Tax-Free Bond Fund
May 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.4%
CALIFORNIA  97.2%
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39 (1) 2,000 2,086
Alameda Corridor Transportation Auth., Series C, 5.00%,
10/1/52 (1) 1,000 1,065
Bay Area Toll Auth., Series A, VRDN, 4.00%, 4/1/55  3,700 3,700
Bay Area Toll Auth., Series B, VRDN, 3.85%, 4/1/55  3,900 3,900
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (2) 5,000 3,669
Burbank-Glendale-Pasadena Airport Auth. Brick Campaign,
Series B, 4.50%, 7/1/54 (1)(3) 4,000 3,913
California, GO, 4.25%, 9/1/52  3,510 3,527
California, Series CU, GO, 4.75%, 12/1/42  2,250 2,315
California, Series CU, GO, 4.85%, 12/1/46  1,230 1,277
California Community Choice Fin. Auth., Green Bond Energy
Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  2,400 2,510
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,850 4,162
California Community Choice Fin. Auth., Green Bond Energy
Project, Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  6,000 5,953
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,500 5,796
California Community Choice Fin. Auth., Green Bond Energy
Project, Series G, VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  3,000 3,187
California Community Housing Agency, 5.00%, 8/1/49 (4) 2,000 1,888
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49  160 162
California Dept. of Water Resources, Water System, Series AS,
5.00%, 12/1/29 (Prerefunded 12/1/24) (5) 5 5
California EFA, Series A, 4.00%, 12/1/39  1,245 1,170
California EFA, Series A, 5.00%, 12/1/34  1,000 1,045
California EFA, Series A, 5.00%, 12/1/44  3,500 3,548
California EFA, Chapman Univ., 5.00%, 4/1/36  4,260 4,291
California EFA, Univ. of San Francisco, Series A, 5.00%,
10/1/38  1,300 1,357
California EFA, Univ. of San Francisco, Series A, 5.00%,
10/1/43  4,500 4,647
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/35  400 406
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/39  400 426
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/40  500 506

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/45  1,000 1,041
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/45  550 555
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/50  550 555
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/55  825 826
California Enterprise Dev. Auth.,Riverside County Mead Valley
Wellness Village Project, Series A, 5.25%, 11/1/54 (6) 7,000 7,637
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (2) 3,250 2,608
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51  2,000 1,537
California HFFA, Cedars-Sinai Health System, Series A, 4.00%,
8/15/48  3,090 2,990
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  560 571
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29  880 897
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  5,000 5,636
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, 4.00%, 5/15/51  9,000 8,575
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34  700 711
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39  1,300 1,316
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44  1,400 1,414
California HFFA, Providence Healthcare & Services,
Unrefunded Balance, Series A, 5.00%, 10/1/38  1,410 1,411
California HFFA, Stanford Health Care, Series A, 4.00%,
8/15/50  2,120 2,042
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,000 1,050
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,080
California HFFA, Sutter Health, Series A, 5.00%, 11/15/48  4,700 4,791
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46
(Prerefunded 11/15/26) (5) 1,020 1,059
California HFFA, Sutter Health, Unrefunded Balance, Series B,
5.00%, 11/15/46  1,480 1,507
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,417 1,376
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,736 2,688
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  2,310 2,281
California Infrastructure & Economic Dev. Bank, Series B,
4.125%, 11/1/52  2,835 2,603

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.06%, 12/1/50 (Tender 6/1/26)  1,175 1,170
California Infrastructure & Economic Dev. Bank, Academy of
Sciences, Series A, 3.25%, 8/1/29  2,800 2,730
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,250 5,334
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/49  3,750 3,908
California Infrastructure & Economic Dev. Bank, Los Angeles
Museum of National History, 3.00%, 7/1/50  6,750 4,964
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/35  300 302
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/50  4,830 4,841
California Municipal Fin. Auth., California Baptist Univ.,
Series A, 5.00%, 11/1/36 (4) 1,920 1,945
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  500 501
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,425 1,426
California Municipal Fin. Auth., Caritas Project, Series A,
4.00%, 8/15/42  635 578
California Municipal Fin. Auth., Caritas Project, Series A,
5.25%, 8/15/53  1,665 1,696
California Municipal Fin. Auth., Caritas Project, Series B,
3.00%, 8/15/31  135 125
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/41  295 267
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/51  435 360
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/56  330 266
California Municipal Fin. Auth., Channing House Project,
Series A, 5.00%, 5/15/35  1,000 1,045
California Municipal Fin. Auth., Channing House Project,
Series B, 5.00%, 5/15/47  2,200 2,264
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village,
5.00%, 5/15/36 (2) 2,000 2,096
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40 (4) 1,515 1,450
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52 (4) 2,075 1,886
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  3,900 3,383
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,019

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 2,592
California Municipal Fin. Auth., Green Bond-Orchard Park
Student, 4.00%, 5/15/46 (2) 1,750 1,670
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/36  365 383
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/37  315 330
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (4) 415 402
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (4) 900 892
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (4) 1,000 942
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (4) 1,650 1,509
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (1)(3) 2,845 2,593
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (3) 3,000 2,629
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38 (3) 1,500 1,504
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (3) 5,500 5,511
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (3) 2,830 2,815
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/39  1,700 1,705
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/49  3,875 3,636
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/52  1,000 783
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/56  1,100 841
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/29  1,045 1,106
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/30  1,245 1,314
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/32  1,035 1,093
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,038
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  3,000 3,106
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43  1,950 2,033

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30  510 542
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 398
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 371
California Municipal Fin. Auth., Republic Services, Series A,
VRDN, 4.00%, 7/1/41 (Tender 10/1/24) (3) 2,800 2,798
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26 (7) 950 984
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28 (7) 1,005 1,073
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29 (7) 780 845
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31 (7) 1,000 1,111
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (7) 1,025 1,152
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  3,775 3,954
California Municipal Fin. Auth., Touro College & Univ. System,
Series A, 4.00%, 1/1/25 (Prerefunded 7/1/24) (5) 560 560
California Municipal Fin. Auth., UCR North Dist. Phase 1
Student, 5.00%, 5/15/33  1,000 1,048
California Municipal Fin. Auth., Univ. of San Diego, Series A,
5.00%, 10/1/49  4,500 4,633
California Municipal Fin. Auth., West Village, 5.00%, 5/15/37  3,440 3,557
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 4,066
California PFA, Enso Village Project, 5.00%, 11/15/46 (4) 500 454
California PFA, Enso Village Project, 5.00%, 11/15/51 (4) 1,000 880
California PFA, Enso Village Project, 5.00%, 11/15/56 (4) 1,000 864
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 507
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 507
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,000 1,010
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,500 3,463
California PFA, Hoag Memorial Hosp., Series A, 4.00%, 7/15/51  5,000 4,841
California Public Works Board, Series B, 4.00%, 5/1/40  750 756
California Public Works Board, Series B, 4.00%, 5/1/41  1,000 1,004
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41 (Prerefunded 8/1/25) (4)(5) 175 178
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/52 (4) 2,000 1,948
California School Fin. Auth., John Adams Academies, Series A,
5.00%, 7/1/52 (4) 600 561

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California School Fin. Auth., Kipp Socal Public School, Series A,
4.00%, 7/1/50 (4) 1,135 982
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39 (4) 2,000 2,045
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49 (4) 1,850 1,859
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/54 (4) 1,150 1,150
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40 (4) 690 697
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50 (4) 2,090 2,093
California State Univ., Series C, 4.00%, 11/1/45  1,100 1,083
California Statewide CDA, 5.00%, 9/2/40  1,055 1,060
California Statewide CDA, 5.375%, 9/2/52  1,990 1,973
California Statewide CDA, Series D, 5.50%, 9/2/53  2,500 2,492
California Statewide CDA, 899 Charleston Project, Series A,
5.25%, 11/1/44 (4) 1,500 1,341
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,267
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,014
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  1,000 1,008
California Statewide CDA, Enloe Medical Center, 5.00%,
8/15/38 (Prerefunded 2/15/26) (5) 2,500 2,566
California Statewide CDA, Enloe Medical Center, Series A,
5.25%, 8/15/52 (1) 3,120 3,309
California Statewide CDA, Enloe Medical Center, Series A,
5.375%, 8/15/57 (1) 1,000 1,067
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/41  2,000 1,922
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/51  4,000 3,582
California Statewide CDA, Front Porch Communities &
Services, 5.00%, 11/15/44 (Prerefunded 11/15/24) (1)(5) 1,750 1,760
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/28  390 400
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/31  175 180
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/47  1,750 1,776
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 1,814
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/48  5,650 5,798
California Statewide CDA, Infrastructure Program, 5.00%,
9/2/50  800 797

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Infrastructure Program, Series A,
5.00%, 9/2/48  940 955
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 1,928
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,014
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/51  1,750 1,773
California Statewide CDA, John Muir Health, Series A, 5.00%,
12/1/53  1,000 1,019
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/34 (4) 375 386
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/39 (4) 675 682
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/51 (4) 4,135 4,010
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (4) 500 505
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 7,750 7,886
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 789
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 1,873
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48  2,910 2,999
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/40  1,000 1,005
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/41  1,000 1,003
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,000 1,006
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 1,028
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/42  1,000 994
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/52  1,100 1,047
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26  950 963
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,258
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  1,000 1,018
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 3,731

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 133
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 160
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 107
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 133
California, Various Purpose, GO, 5.00%, 10/1/39  2,375 2,381
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (1) 7,950 6,677
Chino Valley Unified School Dist., Series D, GO, 5.00%, 8/1/55  5,000 5,378
Clovis Unified School Dist., Series C, GO, 4.00%, 8/1/48  1,750 1,707
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/37 (1) 1,700 1,850
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/42 (1) 1,250 1,337
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (4) 2,470 1,895
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (4) 2,990 2,518
CSCDA Community Improvement Auth., The Link Glendale
Social Bonds, Series A-2, 4.00%, 7/1/56 (4) 3,535 2,581
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,634
Del Mar Race Track Auth., 5.00%, 10/1/36  700 683
Desert Community College Dist., GO, 4.00%, 8/1/51  5,265 5,030
Federal Home Loan Mortgage Multifamily Variable Rate
Certificate, Series M-049, 3.05%, 4/15/34  1,835 1,600
Foothill-Eastern Transportation Corridor Agency, Series A,
4.00%, 1/15/46  4,000 3,781
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/32  175 177
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/33  250 253
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/30  150 159
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/31  150 161
Garden Grove PFA, Series A, 4.00%, 4/1/54 (2)(6) 2,125 2,049
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44  4,600 4,622
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  3,100 3,105
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58 (2) 4,700 4,454
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series B, 5.00%, 9/1/47  1,295 1,311

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series C, 5.00%, 9/1/47  525 532
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  2,335 2,354
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/34  360 361
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,440
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/39  1,000 1,002
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,041
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/44  1,500 1,502
Jefferson Union High School Dist., Series A, GO, 6.45%,
8/1/25 (8) 340 347
Jefferson Union High School Dist., Series A, GO, 6.45%,
8/1/29 (8) 1,000 1,082
Jurupa PFA, Special Tax, Series A, 5.00%, 9/1/33  1,175 1,178
Kern Community College Dist., Series C, GO, 3.00%, 8/1/46 (2) 6,750 5,410
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,515
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 3,669
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,160 2,394
Long Beach, Harbor, Series A, 5.00%, 5/15/37 (3) 1,300 1,338
Long Beach, Marina System, 5.00%, 5/15/32  1,655 1,663
Long Beach, Marina System, 5.00%, 5/15/45  2,500 2,476
Los Angeles County Fac., Vermont Corridor County
Administrative Building, Series A, 5.00%, 12/1/43  6,400 6,726
Los Angeles County Metropolitan Transportation Auth. Sales
Tax Revenue, Series A, 5.00%, 7/1/42  2,475 2,777
Los Angeles County Metropolitan Transportation Auth., Green
Bond-Measure R Junior, Series A, 4.00%, 6/1/37  1,375 1,426
Los Angeles Dept. of Airports, 3.25%, 5/15/49 (3) 1,000 774
Los Angeles Dept. of Airports, Series A, 4.00%, 5/15/42 (3) 5,225 4,979
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (3) 500 519
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (3) 1,000 1,019
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36 (3) 1,200 1,217
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/42  930 964
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/45 (3) 1,620 1,688
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/51 (3) 2,000 1,812
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36 (3) 1,000 1,042
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/37 (3) 1,000 1,039

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (3) 1,500 1,397
Los Angeles Dept. of Airports, Revenue Bonds 2015, Series D,
5.00%, 5/15/36 (3) 1,500 1,511
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/52  1,000 1,077
Los Angeles Dept. of Water & Power Water System Revenue,
Series B-4, VRDN, 3.85%, 7/1/35  2,200 2,200
Los Angeles Dept. of Water & Power Water System Revenue,
Series D, 5.00%, 7/1/52  3,425 3,694
Los Angeles Unified School Dist., Election 2008, Series A, GO,
4.00%, 7/1/34  3,750 3,752
Modesto Elementary School Dist., Series B, GO, 3.00%, 8/1/50  2,700 2,045
Newport Beach, Series A, 4.125%, 9/2/38  575 564
Newport Beach, Series A, 5.00%, 9/2/43  650 676
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/25 (3) 1,405 1,405
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41 (3) 2,000 2,025
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47 (3) 2,000 2,012
Norman Y Mineta San Jose Int'l. Airport, Series C, 5.00%,
3/1/31  2,000 2,008
Northern California Energy Auth., VRDN, 5.00%, 12/1/54
(Tender 8/1/30)  4,000 4,229
Northern California Energy Auth., Series A, VRDN, 4.00%,
7/1/49 (Tender 7/1/24)  3,500 3,500
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/34 (Prerefunded 8/1/25) (5) 1,250 1,274
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/35 (Prerefunded 8/1/25) (5) 1,210 1,233
Oakland Unified School Dist., Alameda County, Series A, GO,
5.25%, 8/1/48 (1) 4,500 4,970
Oceanside Unified School Dist., GO, Zero Coupon, 8/1/28 (7)
(9) 380 330
Oceanside Unified School Dist., Series A, GO, Zero Coupon,
8/1/28 (7)(9) 500 434
Oceanside Unified School Dist., Prerefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (7)(9) 250 217
Oceanside Unified School Dist., Unrefunded Balance, GO, Zero
Coupon, 8/1/28 (9) 3,870 3,316
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/36 (1)(3) 1,040 1,034
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/37 (1)(3) 575 567
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/40 (1)(3) 1,350 1,307

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Orange County Community Fac. Dist., No. 2015-1, Esencia
Village, Series A, 5.25%, 8/15/45  2,930 2,949
Orange County Community Fac. Dist., No. 2021-1, Rienda,
Series A, 5.00%, 8/15/47  500 501
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.25%, 8/15/43  1,340 1,366
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/48  1,450 1,482
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/53  1,000 1,017
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  880 883
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  450 452
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  525 527
Palomar Health, Election 2004, Series A, GO, Zero Coupon,
8/1/25 (9) 5,000 4,763
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/29 (1) 1,935 1,986
Port of Los Angeles, Harbor Dept., Series A, 5.00%, 8/1/36 (3) 4,075 4,076
Port of Oakland, Unrefunded Balance, Series H, 5.00%,
5/1/29 (3) 1,725 1,813
Rancho Cucamonga Redev. Agency, Successor Agency,
5.00%, 9/1/29 (1) 1,800 1,805
Ravenswood City School Dist., GO, 5.25%, 8/1/53 (2) 4,310 4,718
Regents of the Univ. of California Medical Center Pooled
Revenue, Series K, VRDN, 3.85%, 5/15/47  1,850 1,850
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  9,450 8,028
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 4.00%, 5/15/53  3,000 2,850
Riverside County Transportation Commission, Series B-1,
4.00%, 6/1/46  3,000 2,842
Rocklin, Special Tax, 5.00%, 9/1/37  535 544
Rocklin, Special Tax, 5.00%, 9/1/38  975 989
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26  1,000 1,009
Sacramento City Fin. Auth., 5.00%, 12/1/31 (2) 1,380 1,413
Sacramento City Fin. Auth., 5.00%, 12/1/34 (2) 2,275 2,332
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,175 2,220
Sacramento County Airport, Series B, 5.00%, 7/1/41  2,275 2,313
Sacramento County Airport, Series C, 5.00%, 7/1/36 (3) 4,000 4,131
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/38  1,240 1,297
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 4,786
Sacramento, Railyards Community Fac. Dist. No. 201, 5.375%,
9/1/52 (4) 2,195 2,214

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1) 1,945 2,012
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40  970 978
San Diego Assn. of Governments South Bay Expressway,
Senior Lien-Toll, Series A, 5.00%, 7/1/38  2,100 2,183
San Diego Assn. of Governments South Bay Expressway,
Senior Lien-Toll, Series A, 5.00%, 7/1/42  2,700 2,783
San Diego County Regional Airport Auth., Series A, 5.00%,
7/1/47  1,800 1,848
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46 (3) 2,540 2,350
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/51 (3) 1,500 1,367
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/56 (3) 2,500 2,236
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35 (3) 1,215 1,274
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37 (3) 1,000 1,043
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/38 (3) 1,000 1,039
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39 (3) 600 622
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/53 (3) 3,350 3,449
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/38 (3) 650 713
San Diego County Water Auth., Series A, 5.00%, 5/1/47  1,500 1,641
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/45  550 481
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/50  1,100 925
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 736
San Diego Public Fac. Fin. Auth., Series A, 5.00%, 5/15/52  5,650 6,108
San Diego Unified School Dist., Green Bond, Series A-3, GO,
4.00%, 7/1/53  6,000 5,793
San Diego Unified School Dist., Green Bond, Series O-2, GO,
4.25%, 7/1/47  3,000 3,037
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  1,025 1,005
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/37  350 355
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/39  625 628

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/38 (3) 3,710 3,854
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/44 (3) 2,950 3,016
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/49 (3) 5,000 5,087
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/52 (3) 1,000 1,028
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.25%, 5/1/49 (3)(6) 4,000 4,267
San Francisco City & County Int'l. Airport, Commissions,
Series B, 5.00%, 5/1/46 (3) 5,000 5,013
San Francisco City & County Int'l. Airport, Commissions,
Series C, 5.75%, 5/1/48 (3) 4,500 4,957
San Francisco City & County Int'l. Airport, Commissions,
Series E, 4.00%, 5/1/50 (3) 1,645 1,495
San Francisco City & County Int'l. Airport, Commissions,
Series E, 4.00%, 5/1/50 (3) 155 155
San Francisco City & County Int'l. Airport, Commissions,
Series E, 5.00%, 5/1/50 (3) 500 508
San Francisco City & County Int'l. Airport, Commissions,
Unrefunded Balance, Series A, 5.00%, 5/1/47 (3) 3,000 3,026
San Francisco Community College Dist., GO, 5.00%, 6/15/31  2,505 2,543
San Francisco Public Utilities Commission Water Revenue,
Series D, 3.00%, 11/1/50  1,500 1,142
San Jose Evergreen Community College Dist., Series C, GO,
4.00%, 9/1/45  3,250 3,256
San Jose Evergreen Community College Dist., Series C, GO,
5.00%, 9/1/40  1,000 1,117
San Jose Redev. Agency, Successor Agency, Series A, 5.00%,
8/1/34  2,500 2,612
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (3) 745 733
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/31  2,165 2,201
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/32  850 864
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/34  900 914
San Mateo Foster City School Dist., Series B, GO, 4.00%,
8/1/48  4,000 3,955
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36  1,390 1,393
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42  1,500 1,503
Sequoia Union High School Dist., GO, 4.00%, 7/1/52  3,750 3,634

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Southern California Public Power Auth., Clean Energy Project,
Series A, VRDN, 5.00%, 4/1/55 (Tender 9/1/30)  2,500 2,630
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,252
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/35  900 959
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/50  4,740 4,606
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 1,765
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,700 1,704
Univ. of California Regents, Series AL-2, VRDN, 3.90%, 5/15/48  450 450
Univ. of California Regents, Series AZ, 5.00%, 5/15/48  4,250 4,431
Univ. of California Regents, Series BP-1, VRDN, 3.70%,
5/15/48  130 130
Univ. of California Regents, Series BP-2, VRDN, 3.80%,
5/15/48  995 995
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 10,040
Univ. of California Regents Medical Center, Pooled, Series L,
4.50%, 5/15/36  1,900 1,919
Univ. of California Regents Medical Center, Pooled, Series O-1,
VRDN, 3.85%, 5/15/45  900 900
Univ. of California Regents Medical Center, Pooled, Series P,
5.00%, 5/15/47  5,000 5,375
Vernon Electric System Revenue, Series 2022-A, 5.00%, 8/1/41  840 875
Washington Township Health Care Dist., Series A, 4.00%,
7/1/35  600 565
Washington Township Health Care Dist., Series A, 5.00%,
7/1/30  500 511
Washington Township Health Care Dist., Series A, 5.00%,
7/1/31  1,000 1,022
Washington Township Health Care Dist., Series A, 5.00%,
7/1/36  620 628
Washington Township Health Care Dist., Series A, 5.00%,
7/1/42  325 318
Washington Township Health Care Dist., Series A, 5.00%,
7/1/43  275 267
Washington Township Health Care Dist., Series A, 5.75%,
7/1/48  1,000 1,076
Washington Township Health Care Dist., Series A, 5.75%,
7/1/53  1,000 1,051
Washington Township Health Care Dist., Series B, GO, 5.25%,
8/1/48  1,600 1,747
Washington Township Health Care Dist., Series B, GO, 5.50%,
8/1/53  1,600 1,768

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (9) 1,255 1,279
716,460
PUERTO RICO  3.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 4,115 2,552
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 1,590 1,656
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  54 53
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  423 280
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,329 1,326
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  295 289
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  576 557
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  345 319
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  366 369
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  902 942
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,317 1,416
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,846 2,055
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (11)
(12) 15 4
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (11)(12) 25 7
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (11)(12) 225 59
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (11)(12) 65 17
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (11)
(12) 80 21
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (11)
(12) 305 80
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (11)
(12) 100 26
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (11)
(12) 125 33
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (11)
(12) 15 4

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW, 5.00%,
7/1/28 (11)(12) 15 4
Puerto Rico Electric Power Auth., Series WW, 5.25%,
7/1/33 (11)(12) 75 20
Puerto Rico Electric Power Auth., Series WW, 5.50%,
7/1/18 (11)(12) 65 17
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (11)
(12) 30 8
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (11)
(12) 80 21
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (11)
(12) 60 16
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (11)
(12) 20 5
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (11)
(12) 35 9
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (11)
(12) 25 7
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (11)
(12) 245 64
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (11)
(12) 70 18
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (11)
(12) 25 7
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  465 468
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,647 7,563
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 3,185
23,477
Total Municipal Securities (Cost $750,440) 739,937

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.4%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10,
Class ACA, 2.046%, 6/25/38  3,376 2,602
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $3,473) 2,602
Total Investments in Securities  100.8%
(Cost $753,913) $ 742,539
Other Assets Less Liabilities (0.8)% (5,666)
Net Assets 100.0% $ 736,873
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Insured by Build America Mutual Assurance Company
(3) Interest subject to alternative minimum tax.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $50,299 and represents 6.8% of net assets.
(5) Prerefunded date is used in determining portfolio maturity.
(6) When-issued security
(7) Escrowed to maturity
(8) Insured by National Public Finance Guarantee Corporation
(9) Insured by Assured Guaranty Corporation
(10) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12) Non-income producing
CDA Community Development Administration/Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFFA Health Facility Financing Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PFA Public Finance Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price California Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE California Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE California Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F80-054Q1 05/24